Fair Value of Financial Instruments - Fair Value Measurements (Details) - Tradeweb Markets LLC - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Predecessor
Fair Value of Financial Instruments
Money market funds		$ 101,154
Total assets measured at fair value		101,154
Contingent consideration payable		129,393
Total Liabilities, at fair value		129,393
Predecessor | Level 1
Fair Value of Financial Instruments
Money market funds		101,154
Total assets measured at fair value		101,154
Predecessor | Level 3
Fair Value of Financial Instruments
Contingent consideration payable		129,393
Total Liabilities, at fair value		$ 129,393
Successor
Fair Value of Financial Instruments
Money market funds	$ 127,927
Total assets measured at fair value	127,927
Successor | Level 1
Fair Value of Financial Instruments
Money market funds	127,927
Total assets measured at fair value	$ 127,927